Consolidated Balance Sheets	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 60,957,156	$ 8,351,096	¥ 78,790,697
Restricted cash			497,108
Short-term investment	130,055,727	17,817,562	104,086,826
Accounts receivable, net	33,146,088	4,540,995	29,508,542
Inventories, net	4,719,804	646,610	9,984,100
Prepayments and other current assets	148,267,234	20,312,528	97,589,397
Total current assets	377,146,009	51,668,791	320,456,670
Non-current assets
Long-term investments	8,490,163	1,163,148	14,136,050
Property, plant and equipment, net	573,775	78,607	603,035
Operating lease Right-of-use assets	5,154,258	706,130	6,169,983
Intangible assets, net	10,894,989	1,492,607	9,426,569
Goodwill	26,638,707	3,649,488	40,407,135
Other non-current assets	56,319,547	7,715,746	43,150,129
Total non-current assets	108,071,439	14,805,726	113,892,901
Total assets	485,217,448	66,474,517	434,349,571
Current liabilities
Short-term bank borrowings	50,500,000	6,918,472	19,500,000
Current portion of long-term bank borrowings	792,548	108,579	1,993,168
Accounts payable	24,308,952	3,330,313	20,793,699
Contract liabilities	12,377,171	1,695,665	13,773,974
Shareholder loans, at amortized cost	84,342,862	11,554,925	26,150,243
Amounts due to related parties	491,089	67,279	17,605,694
Accrued expenses and other current liabilities	192,237,718	26,336,458	168,952,161
Current portion of lease liabilities	2,037,862	279,186	2,590,785
Current portion of finance lease liabilities	29,847	4,089	103,310
Convertible loans, at fair value			6,372,830
Convertible loans, at amortized cost	3,500,000	479,498	3,541,350
Total current liabilities	370,618,049	50,774,464	281,377,214
Non-current liabilities
Long-term bank borrowings	4,463,550	611,504	5,519,461
Operating lease liabilities	3,584,743	491,108	4,045,089
Finance lease liabilities			37,411
Warrant liabilities			87,279
Shareholder loans, at amortized cost			56,928,815
Convertible loans, at fair value	10,076,081	1,380,417	7,964,014
Convertible loans, at amortized cost			3,500,000
Deferred tax liabilities	3,798,357	520,373	3,827,489
Other non-current liabilities	10,405,554	1,425,555	10,405,554
Total non-current liabilities	32,328,285	4,428,957	92,315,112
Total liabilities	402,946,334	55,203,421	373,692,326
Commitments and contingencies (Note 26)
Shareholders’ equity
Additional paid-in-capital	1,984,763,325	271,911,461	1,816,654,303
Accumulated deficit	(1,810,000,000)	(248,596,271)	(1,644,382,306)
Accumulated other comprehensive loss	(131,840,166)	(18,062,029)	(135,581,744)
Total shareholders’ equity attributable to DDC Enterprise Limited	47,425,627	6,497,284	39,017,138
Non-controlling interest	34,845,487	4,773,812	21,640,107
Total shareholders’ equity	82,271,114	11,271,096	60,657,245
Total liabilities and shareholders’ equity	485,217,448	66,474,517	434,349,571
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	8,984,639	1,230,890	2,230,296
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	¥ 96,589	$ 13,233	¥ 96,589